Stock Option Plan (Tables)	12 Months Ended
Aug. 26, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity

(In thousands, except share data and years)	Awards	Fair value per share	Weighted average exercise price	Weighted average contractual life (in years)	Aggregate intrinsic value
Outstanding at July 7, 2017	—		$—
Granted	2,577,692	$3.71	12.00
Exercised	—		—
Forfeited, canceled and expired	—		—
Outstanding at August 26, 2017	2,577,692	$3.71	$12.00	2.9	$—
A summary of the option activity under the plans for the predecessor period ending July 6, 2017 is presented below.

	Shares	Weighted average exercise price	Weighted average contractual life in years	Aggregate intrinsic value
Outstanding at August 27, 2016	52,473	$534.78
Granted	314	$960.27
Exercised	(31,500)	$352.79
Forfeited, canceled and expired	(21,287)	$810.36
Outstanding at July 6, 2017	—	$—	—	$—
Options vested or expected to vest	—	$—	—	$—
Exercisable at July 6, 2017	—	$—	—	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of each option award is estimated on the date of grant using a Black-Scholes valuation model. The following assumptions were used for grants occurring in the predecessor period from August 28, 2016 through July 6, 2017 and the 52-week period ended August 27, 2016, the 35-week period ended August 29, 2015, and the 52-week period ended December 27, 2014:

	From August 28, 2016 through July 6, 2017	52-weeks ended August 27, 2016	35-weeks ended August 29, 2015	52-weeks ended December 27, 2014
Expected volatility	55%	55%	55%	40% to 45%
Expected dividend yield	—%	—%	—%	—%
Expected option term	5.1 – 6.5 years	5.1 – 6.5 years	5.1 – 6.5 years	6.25 years
Risk-free rate of return	1.62% to 1.74%	1.62% to 1.74%	1.62% to 1.74%	1.08% to 1.16%
Assumptions as of the grant date used in the fair value calculation of each year’s grants are outlined in the following table.

From July 7, 2017 through August 26, 2017
Expected volatility	27.5%
Expected dividend yield	—%
Expected option term	6.0 years
Risk-free rate of return	1.975%

Schedule of Share-based Compensation, Restricted Stock Units Award Activity

	Units	Weighted average grant-date fair value
Non-vested at July 7, 2017	—	$—
Granted	65,845	$12.00
Vested	—	$—
Forfeited, canceled and expired	—	$—
Non-vested at August 26, 2017	65,845	$12.00

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

	From August 28, 2016 through July 6, 2017	52-weeks ended August 27, 2016	35-weeks ended August 29, 2015	52-weeks ended December 27, 2014
Weighted average grant date fair value per share of options granted	$261.80	$261.80	$142.28	$142.28
Intrinsic value of options exercised	$11,106	$326	$11	$1,023
Fair value of shares vested	$—	$2,145	$757	$1,485
Tax benefit related to stock option expense	$910	$595	$20	$395